Capital Stock	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Equity [Abstract]
Capital Stock

Note 6 - Capital Stock

On January 16, 2025, the Company filed a Certificate of Amendment with the Secretary of State of Delaware to effect a reverse stock split of the issued and outstanding shares of its common stock at a ratio of one share for every 5 shares outstanding prior to the effective date of the reverse stock split. The reverse stock split became effective on January 24, 2025. The total number of authorized shares of common stock was reduced from 4,500,000,000 shares to 100,000,000 shares. The par value of the class Common Stock will remain the same at $0.001 per share. The 10,000,000 authorized shares of the Corporation’s preferred stock, par value $0.001 per share will not change.

The Company filed a certificate of amendment to its certificate of incorporation, which effectuated as of December 8, 2023, a reverse split of the Company’s common stock by a ratio of one-for-300 (the “Reverse Split”). All per share amounts and number of shares in the consolidated financial statements and related notes have been retroactively restated to reflect the Reverse Split.

On October 20, 2022 the Company, following receipt of written approval from stockholders acting without a meeting and holding at least the minimum number of votes that would be necessary to authorize or take such action at a meeting, filed an amendment to its Certificate of Incorporation to (i) change the name of the Company to “American Battery Materials Inc.” (the “Name Change”); and (ii) increase the total number of authorized shares of the Company’s common stock, par value $0.001 per share, from 600,000,000 to 4,500,000,000 (the “Authorized Share Increase”). The Authorized Share Increase was effective as of October 20, 2022. The Name Change was processed by FINRA and was effective as of May 1, 2023, at which time the Company’s trading symbol was changed to BLTH.

On October 20, 2022, in addition to the Name Change and the Authorized Share Increase, the holder of 63.86% of the issued and outstanding shares of stock of the Company entitled to vote took action by written consent and without a meeting, pursuant to Delaware General Corporate Law Section 228 and adopted and approved the following actions:

1.	Future amendment of the Company’s Certificate of Incorporation to implement a decrease in the authorized shares of the Company’s Common Stock from 4,500,000,000 to a number of not less than 10,000,000 and not more than 2,000,000,000 (the “Authorized Share Reduction”), at any time prior to October 20, 2023 (the “Anniversary Date”), with the Board having the discretion to determine whether or not the Authorized Share Reduction is to be effected, and if effected, the exact number of the Authorized Share Reduction within the above range.

2.	Future amendment of the Company’s Certificate of Incorporation to implement a reverse stock split of the Company’s Common Stock by a ratio of not less than 1-for-10 and not more than 1-for-1,000, (the “Reverse Split”), at any time prior to the Anniversary Date, with the Board having the discretion to determine whether or not the Reverse Split is to be effected and if effected, the exact ratio for the Reverse Split within the above range.

Preferred Stock

The Company has authorization for preferred stock, which could be issued with voting, liquidation, dividend and other rights superior to common stock. As of September 30, 2025, and December 31, 2024, there were 10,000,000 shares of preferred stock authorized, and 0 shares issued and outstanding.

Common Stock

The Company has authorized 100,000,000 shares of common stock, with 2,925,440 and 2,586,982 shares issued and outstanding at September 30, 2025 and December 31, 2024.

During the nine months ended September 30, 2025, the Company issued 73,118 shares of common stock for services valued at $595,415 and 265,340 shares of common stock for note modification.

During the nine months ended September 30, 2024, the Company issued 41,391 shares of common stock for services valued at $14,261 and 259,750 shares of common stock for note modification.

Note 6 - Capital Stock

On January 16, 2025, the Company filed a Certificate of Amendment with the Secretary of State of Delaware to effect a reverse stock split of the issued and outstanding shares of its common stock at a ratio of one share for every 5 shares outstanding prior to the effective date of the reverse stock split. The reverse stock split became effective on January 24, 2025. The total number of authorized shares of common stock was reduced from 4,500,000,000 shares to 100,000,000 shares. The par value of the class Common Stock will remain the same at $0.001 per share. The 10,000,000 authorized shares of the Corporation’s preferred stock, par value $0.001 per share will not change.

The Company filed a certificate of amendment to its certificate of incorporation, which effectuated as of December 8, 2023, a reverse split of the Company’s common stock by a ratio of one-for-300 (the “Reverse Split”). All per share amounts and number of shares in the consolidated financial statements and related notes have been retroactively restated to reflect the Reverse Split.

On October 20, 2022 the Company, following receipt of written approval from stockholders acting without a meeting and holding at least the minimum number of votes that would be necessary to authorize or take such action at a meeting, filed an amendment to its Certificate of Incorporation to (i) change the name of the Company to “American Battery Materials, Inc.” (the “Name Change”); and (ii) increase the total number of authorized shares of the Company’s common stock, par value $0.001 per share, from 600,000,000 to 4,500,000,000 (the “Authorized Share Increase”). The Authorized Share Increase was effective as of October 20, 2022. The Name Change was processed by FINRA and was effective as of May 1, 2023, at which time the Company’s trading symbol was changed to BLTH.

On October 20, 2022, in addition to the Name Change and the Authorized Share Increase, the holder of 63.86% of the issued and outstanding shares of stock of the Company entitled to vote took action by written consent and without a meeting, pursuant to Delaware General Corporate Law Section 228 and adopted and approved the following actions:

1.	Future amendment of the Company’s Certificate of Incorporation to implement a decrease in the authorized shares of the Company’s Common Stock from 4,500,000,000 to a number of not less than 10,000,000 and not more than 2,000,000,000 (the “Authorized Share Reduction”), at any time prior to October 20, 2023 (the “Anniversary Date”), with the Board having the discretion to determine whether or not the Authorized Share Reduction is to be effected, and if effected, the exact number of the Authorized Share Reduction within the above range.

2.	Future amendment of the Company’s Certificate of Incorporation to implement a reverse stock split of the Company’s Common Stock by a ratio of not less than 1-for-10 and not more than 1-for-1,000, (the “Reverse Split”), at any time prior to the Anniversary Date, with the Board having the discretion to determine whether or not the Reverse Split is to be effected and if effected, the exact ratio for the Reverse Split within the above range.

Preferred Stock

The Company has authorization for preferred stock, which could be issued with voting, liquidation, dividend and other rights superior to common stock. As of December 31, 2024, and December 31, 2023, there were 10,000,000 shares of preferred stock authorized, and 0 and 0 shares issued and outstanding, respectively.

Common Stock

The Company has authorized 100,000,000 shares of common stock, with 2,586,982 and 2,275,367 shares issued and outstanding at December 31, 2024 and December 31, 2023, respectively.

During the year ended December 31, 2024, the Company issued 35,444 shares of common stock for services valued at $53,285 and 276,171 shares of common stock for note modification.

During the year ended December 31, 2023, the Company issued 111,055 shares of its common stock, including 34,102 shares of common stock for services valued at $203,002; 39,298 shares of common stock upon warrant exercises for an aggregate exercise price of $224,000; 11,200 shares of common stock upon cashless warrant exercise; 6,667 shares of common stock upon conversion of 50,000 shares of its Series A Preferred stock, 11,090 shares of common stock for note modification, and 8,698 shares of common stock in relation to issuance of promissory and convertible notes.